Employee benefits - Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefits
Post-employment benefits	$ 1,426	$ 1,464
Liability for seniority grant obligations	872	747
Current provisions for employee benefits	18,543	13,227
Employee benefits	20,841	15,438
Employee benefits (non-current liabilities)	2,403	2,306
Other receivables (non-current assets)	105	95
Salary and related expenses
Employee benefits
Current provisions for employee benefits	14,982	10,897
Liability for holiday pay
Employee benefits
Current provisions for employee benefits	3,561	2,330
Present value of defined benefit obligation
Employee benefits
Post-employment benefits	5,583	5,458	$ 5,960
Fair value of plan assets
Employee benefits
Post-employment benefits	$ (4,157)	$ (3,994)	$ (4,415)